Segment and Related Information (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Jun. 30, 2014 item	Jun. 30, 2013	Dec. 31, 2013 item	Dec. 31, 2012	Dec. 31, 2011
Segment and Related Information
Number of reportable segments										4		4
Information about the revenues, operating results, goodwill and assets
Net interest income (expense)	$ 98,446	$ 88,599	$ 71,916	$ 68,425	$ 67,261	$ 25,168	$ 1,239	$ 1,218	$ 1,217	$ 183,867	$ 135,686	$ 296,201	$ 28,842	$ 2,064
Provision for loan losses	5,533	2,206	10,658	11,289	13,005	3,800				8,775	24,294	37,158	3,800
Noninterest income	203,281	182,479	215,095	239,233	213,278	109,691	39,591	38,063	36,887	373,381	452,511	850,085	224,232	141,650
Noninterest expense	251,212	219,752	216,592	260,400	214,991	115,934	46,792	55,233	37,558	463,841	475,391	911,735	255,517	155,254
Income (loss) before income taxes	44,982	49,120	59,761	35,969	52,543	15,125	(5,962)	(15,952)	546	84,632	88,512	197,393	(6,243)	(11,540)
Goodwill	251,808	251,808				253,770				251,808		251,808	253,770
Total assets	9,396,448	8,904,122				7,286,865				9,396,448		8,904,122	7,286,865
Operating segment | Banking
Information about the revenues, operating results, goodwill and assets
Net interest income (expense)	90,828			68,597						170,401	136,268	293,254	24,885
Provision for loan losses	5,516			11,300						8,744	24,266	37,140	3,670
Noninterest income	16,392			11,928						32,621	24,132	71,045	4,601
Noninterest expense	60,240			31,919						120,917	62,599	155,102	16,130
Income (loss) before income taxes	41,464			37,306						73,361	73,535	172,057	9,686
Goodwill	207,741	207,741				209,703				207,741		207,741	209,703
Total assets	8,223,370	7,981,517				6,195,775				8,223,370		7,981,517	6,195,775
Operating segment | Mortgage Origination
Information about the revenues, operating results, goodwill and assets
Net interest income (expense)	(2,389)			(11,847)						(6,528)	(23,850)	(37,840)	(4,987)
Noninterest income	122,820			165,257						214,583	311,785	537,497	57,618
Noninterest expense	111,224			134,487						201,857	256,758	472,284	50,296
Income (loss) before income taxes	9,207			18,923						6,198	31,177	27,373	2,335
Goodwill	13,071	13,071				13,071				13,071		13,071	13,071
Total assets	1,574,401	1,249,091				1,548,384				1,574,401		1,249,091	1,548,384
Operating segment | Insurance
Information about the revenues, operating results, goodwill and assets
Net interest income (expense)	838			873						1,817	1,886	7,442	4,730	4,915
Noninterest income	43,123			40,777						85,896	80,202	166,163	154,147	141,650
Noninterest expense	49,420			62,144						81,762	96,410	166,006	163,585	146,386
Income (loss) before income taxes	(5,459)			(20,494)						5,951	(14,322)	7,599	(4,708)	179
Goodwill	23,988	23,988				23,988				23,988		23,988	23,988
Total assets	326,478	308,160				305,699				326,478		308,160	305,699
Operating segment | Financial Advisory
Information about the revenues, operating results, goodwill and assets
Net interest income (expense)	3,178			3,511						5,808	6,754	12,064	1,191
Provision for loan losses	17			(11)						31	28	18	130
Noninterest income	25,838			28,863						50,435	51,641	102,714	10,909
Noninterest expense	28,359			30,373						55,724	56,099	112,360	11,078
Income (loss) before income taxes	640			2,012						488	2,268	2,400	892
Goodwill	7,008	7,008				7,008				7,008		7,008	7,008
Total assets	712,693	520,412				592,017				712,693		520,412	592,017
Corporate
Information about the revenues, operating results, goodwill and assets
Net interest income (expense)	1,695			(105)						3,387	(236)	(1,597)	39	(2,851)
Noninterest expense	2,565			1,673						4,753	3,910	10,439	14,487	8,868
Income (loss) before income taxes	(870)			(1,778)						(1,366)	(4,146)	(12,036)	(14,448)	(11,719)
Total assets	1,402,816	1,316,398				1,241,125				1,402,816		1,316,398	1,241,125
All Other and Eliminations
Information about the revenues, operating results, goodwill and assets
Net interest income (expense)	4,296			7,396						8,982	14,864	22,878	2,984
Noninterest income	(4,892)			(7,592)						(10,154)	(15,249)	(27,334)	(3,043)
Noninterest expense	(596)			(196)						(1,172)	(385)	(4,456)	(59)
Total assets	$ (2,843,310)	$ (2,471,456)				$ (2,596,135)				$ (2,843,310)		$ (2,471,456)	$ (2,596,135)